15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summarised statement of financial position
Cash and cash equivalents	$ 195,601	$ 387,840	$ 1,400,538	$ 3,150,776
Non-current assets	0	1,748
Current liabilities	204,605	204,957
Net assets	(4,926)	194,516
Associate
Summarised statement of comprehensive income
(Loss)/profit from operations	(194,886)	(354,842)
The Groups share of (loss)/profit from operations	0	(38,174)
Summarised statement of financial position
Cash and cash equivalents	16,496	74,158
Other current assets	85,209	230,602
Non-current assets	37,852,240	33,125,295
Current liabilities	(21,967,251)	(18,775,207)
Non-current financial liabilities	0	0
Net assets	$ 15,986,694	$ 14,654,848